Gerstein Fisher Multi-Factor Growth Equity Fund
Gerstein Fisher Multi-Factor Growth Equity Fund
Supplement dated January 30, 2015

to the

Prospectus and Summary Prospectus dated March 28, 2014

for the Gerstein Fisher Multi-Factor® Growth Equity Fund,

Gerstein Fisher Multi-Factor® International Growth Equity Fund and

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund,

each a series of Trust for Professional Managers (the “Trust”)

On January 22, 2015, the Board of Trustees (the “Board”) of the Trust approved an amendment to the Operating Expense Limitation Agreement between the Trust, on behalf of the Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Fund”) and Gerstein, Fisher & Associates, Inc. (the “Adviser”), as investment adviser of the Fund, pursuant to which the Adviser has agreed to reduce the Fund’s operating expense limit from 1.25% to 0.99% effective February 1, 2015.

The following disclosures are hereby revised to reflect the change to the operating expense limit of the Fund:

Page 1 – “Fees and Expenses of the Fund”

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Gerstein Fisher Multi-Factor Growth Equity Fund
Redemption Fee (as a percentage of amount redeemed within 60 days from the date of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Gerstein Fisher Multi-Factor Growth Equity Fund
Management Fees		0.85%
Other Expenses		0.18%
Total Annual Fund Operating Expenses		1.03%
Fee Waiver/Expense Reimbursements		(0.04%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[1]	0.99%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Gerstein, Fisher & Associates, Inc. (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.99% of the Fund's average net assets through March 30, 2016. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to recoup management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on Fund expenses. Prior to February 1, 2015, the Fund's operating expense limitation was 1.25%.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/reimbursement agreement discussed in the table above is reflected only through March 30, 2016.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Gerstein Fisher Multi-Factor Growth Equity Fund	101	320	561	1,252

Please retain this supplement with your Prospectus and Summary Prospectus